Shareholder Report, Holdings (Details)	Aug. 31, 2025
Institutional Class | Federated Hermes Govt [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.95%
Institutional Class | Du Pont De Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Institutional Class | United Rentals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Institutional Class | Delta Air Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Institutional Class | Caterpillar [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Institutional Class | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Institutional Class | Leidos Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class | Nasdaq [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Institutional Class | Borg Warner [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Institutional Class | A E S Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Institutional Class | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.94%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.24%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Institutional Class | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	7.02%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.49%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.64%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Institutional Class | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	16.45%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.45%
Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.95%
Investor Class | Brady Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Investor Class | C H Robinson Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Investor Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Investor Class | R E V Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Investor Class | Next Tracker [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Investor Class | Land Star System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
Investor Class | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
Investor Class | Matson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investor Class | A. O. Smith [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Investor Class | Signet Jewelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.78%
Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Investor Class | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.41%
Investor Class | Info Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Investor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investor Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.35%
Institutional Class | Brady Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Institutional Class | C H Robinson Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Institutional Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Institutional Class | R E V Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Institutional Class | Next Tracker [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Institutional Class | Land Star System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
Institutional Class | Signet Jewelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Institutional Class | Fluor [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
Institutional Class | Matson Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Institutional Class | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	15.78%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.27%
Institutional Class | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.57%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.14%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	20.41%
Institutional Class | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.68%
Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%
Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.35%
Institutional class | Federated Hermes Govt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Institutional class | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Institutional class | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Institutional class | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Institutional class | Bankof America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Institutional class | Palo Alto Network [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Institutional class | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional class | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional class | Linde P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Institutional class | General Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Institutional class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.33%
Institutional class | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%
Institutional class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Institutional class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Institutional class | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	9.05%
Institutional class | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Institutional class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.55%
Institutional class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.52%
Institutional class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Institutional class | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	10.39%
Institutional class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.06%
Institutional class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	23.43%
Institutional class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Institutional class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.18%
Class I | Caterpillar [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Class I | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Class I | Exxon Mobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Class I | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Class I | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | A Tand T [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Class I | Toyota Motor [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Class I | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class I | Federated Hermes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	18.18%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class I | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	20.82%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.15%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.93%
Class I | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	14.28%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.72%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.67%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%